FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-02676

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Fidelity School Street Trust

Fund Name: Fidelity Strategic Income Fund

82 DEVONSHIRE STREET, BOSTON, MA 02109
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

ERIC D. ROITER, SECRETARY, 82 DEVONSHIRE STREET, BOSTON, MA 02109
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: 06/30/2007

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Fidelity School Street Trust

BY:  /s/ KIMBERLEY MONASTERIO*
KIMBERLEY MONASTERIO, TREASURER
DATE: 08/13/2007 02:47:37 PM

*BY:  /s/ CLAIRE S. WALPOLE
CLAIRE S. WALPOLE, VICE PRESIDENT, FIDELITY MANAGEMENT & RESEARCH COMPANY, PURSUANT TO A POWER OF ATTORNEY DATED JULY 10, 2007 AND FILED HEREWITH.

VOTE SUMMARY REPORT
Fidelity Strategic Income Fund
07/01/2006- 06/30/2007

Note: The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

ISSUER NAME: CENTERPLATE, INC. MEETING DATE: 05/23/2007
TICKER: CVP SECURITY ID: 15200E204
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT FELIX P. CHEE AS A DIRECTOR	Management	For	For
1. 2	ELECT SUE LING GIN AS A DIRECTOR	Management	For	For
1. 3	ELECT ALFRED POE AS A DIRECTOR	Management	For	For
1. 4	ELECT JANET L. STEINMAYER AS A DIRECTOR	Management	For	For
1. 5	ELECT PETER F. WALLACE AS A DIRECTOR	Management	For	For
1. 6	ELECT DAVID M. WILLIAMS AS A DIRECTOR	Management	For	For
1. 7	ELECT GLENN R. ZANDER AS A DIRECTOR	Management	For	For
2	RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP TO SERVE AS THE COMPANY S INDEPENDENT ACCOUNTANTS FOR THE FISCAL YEAR ENDING JANUARY 1, 2008.	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: COINMACH SERVICE CORP. MEETING DATE: 07/27/2006
TICKER: DRY SECURITY ID: 19259W107
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT STEPHEN R. KERRIGAN AS A DIRECTOR	Management	For	For
1. 2	ELECT JAMES N. CHAPMAN AS A DIRECTOR	Management	For	For
1. 3	ELECT DAVID A. DONNINI AS A DIRECTOR	Management	For	For
1. 4	ELECT WOODY M. MCGEE AS A DIRECTOR	Management	For	For
1. 5	ELECT BRUCE V. RAUNER AS A DIRECTOR	Management	For	For
1. 6	ELECT JOHN R. SCHEESSELE AS A DIRECTOR	Management	For	For
1. 7	ELECT WILLIAM M. KELLY AS A DIRECTOR	Management	For	For
2	RATIFICATION OF ERNST & YOUNG LLP TO SERVE AS INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING MARCH 31, 2007.	Management	For	For
3	IN THEIR DISCRETION, PROXIES HAVE AUTHORITY TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE ANNUAL MEETING OR OF ANY ADJOURNMENT OR POSTPONEMENT THEREOF.	Management	For	Abstain
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: FIDELITY FLOATING RATE CENTRAL INVESTMENT PORT MEETING DATE: 08/16/2006
TICKER: -- SECURITY ID: 31606V708
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT DENNIS J. DIRKS AS A DIRECTOR	Management	For	For
1. 2	ELECT ALBERT R. GAMPER, JR. AS A DIRECTOR	Management	For	For
1. 3	ELECT ROBERT M. GATES AS A DIRECTOR	Management	For	For
1. 4	ELECT GEORGE H. HEILMEIER AS A DIRECTOR	Management	For	For
1. 5	ELECT EDWARD C. JOHNSON 3D AS A DIRECTOR	Management	For	For
1. 6	ELECT STEPHEN P. JONAS AS A DIRECTOR	Management	For	For
1. 7	ELECT JAMES H. KEYES* AS A DIRECTOR	Management	For	For
1. 8	ELECT MARIE L. KNOWLES AS A DIRECTOR	Management	For	For
1. 9	ELECT NED C. LAUTENBACH AS A DIRECTOR	Management	For	For
1. 10	ELECT WILLIAM O. MCCOY AS A DIRECTOR	Management	For	For
1. 11	ELECT ROBERT L. REYNOLDS AS A DIRECTOR	Management	For	For
1. 12	ELECT CORNELIA M. SMALL AS A DIRECTOR	Management	For	For
1. 13	ELECT WILLIAM S. STAVROPOULOS AS A DIRECTOR	Management	For	For
1. 14	ELECT KENNETH L. WOLFE AS A DIRECTOR	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: RABOBANK NEDERLAND NV, UTRECHT MEETING DATE: 05/25/2007
TICKER: -- SECURITY ID: N72797AD0
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.	N/A	N/A	N/A
2	APPROVE, THAT THIS MEETING OF THE HOLDERS OF THE OUTSTANDING SERIES NO: 1689A; TRANCHE NO.:1, EUR 3,000,000,000 4.25%; FIXED RATE NOTES DUE 16 JAN 2017 BTHE NOTESC OF COOPERATIEVE CENTRALE RAIFFEISEN-BOERENLEENBANK B.A. BRABOBANK NEDERLANDC BTHE ISSUERC ISSUED PURSUANT TO THE AMENDED AND RESTATED AGENCY AGREEMENT DATED 31 MAY 2006 BTHE ORIGINAL AGENCY AGREEMENTC MADE BETWEEN THE ISSUER, DEUTSCHE BANK AG, LONDON BRANCH AS FISCAL AGENT BTHE FISCAL AGENTC, PAYING AGENT AND CALCULATION AGENT, DEUTSC...	Management	For	Take No Action
3	PLEASE NOTE THAT THE MEETING HELD ON 08 MAY 2007 HAS BEEN POSTPONED DUE TO LACK OF QUORUM AND THAT THE SECOND CONVOCATION WILL BE HELD ON 25 MAY 2007. PLEASE ALSO NOTE THE NEW CUTOFF DATE IS 15 MAY 2007. IF YOU HAVE ALREADY SENT YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.	N/A	N/A	N/A
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: RURAL CELLULAR CORPORATION MEETING DATE: 05/25/2007
TICKER: RCCCO SECURITY ID: 781904404
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT KENDALL COWAN AS A DIRECTOR	Management	For	For
1. 2	ELECT RANDOLPH I. THORNTON AS A DIRECTOR	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: THE CENTRAL BANK OF NIGERIA, ABUJA, FEDERAL CAPITAL TERRITORY MEETING DATE: 02/21/2007
TICKER: -- SECURITY ID: V67353AE8
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	AUTHORIZE THE TRUSTEE: I) TO RECEIVE FROM ANY OF, OR FROM ANY AFFILIATE OF, CITIGROUP, JPMORGAN CHASE BANK OR MERRILL LYNCH INTERNATIONAL BANK, PROVIDED THE ISSUING ENTITY HAS, AT THE TIME OF ISSUANCE, A CREDIT RATING OF AA- OR ABOVE BEACH AN ISSUING BANKC, AN IRREVOCABLE LETTER OF CREDIT BTHE LETTER OF CREDITC, NAMING THE TRUSTEE AS THE BENEFICIARY, PROVIDING FOR THE PAYMENT TO THE FISCAL AGENT OF THE FULL AMOUNT OF EACH REMAINING INSTALLMENT DUE UNDER THE NOTES, AS SPECIFIED IN CLAUSE 3(C)(I) ...	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: VIRGIN MEDIA INC MEETING DATE: 05/16/2007
TICKER: VMED SECURITY ID: 92769L101
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT JEFFREY D. BENJAMIN AS A DIRECTOR	Management	For	Withhold
1. 2	ELECT DAVID ELSTEIN AS A DIRECTOR	Management	For	Withhold
1. 3	ELECT GORDON MCCALLUM AS A DIRECTOR	Management	For	Withhold
2	RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT AUDITORS OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2007.	Management	For	For
3	APPROVAL OF THE VIRGIN MEDIA 2007 SHARESAVE PLAN.	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

POWER OF ATTORNEY

I, the undersigned Treasurer of the following investment companies:

Colchester Street Trust

Fidelity Aberdeen Street Trust

Fidelity Advisor Series I

Fidelity Advisor Series II

Fidelity Advisor Series IV

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Boylston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Capital Trust

Fidelity Central Investment Portfolios LLC

Fidelity Central Investment Portfolios II LLC

Fidelity Charles Street Trust

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Congress Street Trust

Fidelity Contrafund

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Fixed-Income Trust

Fidelity Garrison Street Trust

Fidelity Hanover Street Trust

Fidelity Hastings Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity Mt. Vernon Street Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Oxford Street Trust

Fidelity Phillips Street Trust

Fidelity Puritan Trust

Fidelity Revere Street Trust

Fidelity School Street Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Fidelity Union Street Trust

Fidelity Union Street Trust II

Newbury Street Trust

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

Variable Insurance Products Fund V

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Treasurer (collectively, the "Funds"), hereby constitute and appoint Nicholas Steck and Claire Walpole my true and lawful attorneys-in-fact, each of them singly, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacities, all Reports of the Proxy Voting Records of the Funds on Form N-PX under the Investment Company Act of 1940, as amended (the "Act"), or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate to cause such Form to be completed and filed in accordance with the Act and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitute may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 2007.

WITNESS my hand on this 10th of July 2007.

/s/ Kimberley Monasterio

Kimberley Monasterio

Treasurer